Reinsurance	12 Months Ended
Dec. 31, 2017
Reinsurance Disclosures [Abstract]
Reinsurance
5. Reinsurance
The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.
Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.
Annuities and Life
For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also reinsures 100% of certain variable annuity risks to a former affiliate and assumed 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by a former affiliate.
For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.
Corporate & Other
The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers’ compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.
Catastrophe Coverage
The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company’s results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks
Reinsurance Recoverables
The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.
The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.6 billion and $2.7 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.
At December 31, 2017, the Company had $9.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $8.0 billion, or 86%, were with the Company’s five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 84%, were with the Company’s five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.
The amounts on the consolidated and combined statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Premiums
Direct premiums	$1,795	$2,296	$2,472
Reinsurance assumed	11	79	297
Reinsurance ceded	(943)	(1,153)	(1,090)
Net premiums	$863	$1,222	$1,679
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$4,430	$4,300	$4,472
Reinsurance assumed	96	119	132
Reinsurance ceded	(628)	(637)	(594)
Net universal life and investment-type product policy fees	$3,898	$3,782	$4,010
Other revenues
Direct other revenues	$576	$326	$292
Reinsurance assumed	28	87	—
Reinsurance ceded	47	323	130
Net other revenues	$651	$736	$422
Policyholder benefits and claims
Direct policyholder benefits and claims	$5,228	$6,351	$5,208
Reinsurance assumed	31	123	298
Reinsurance ceded	(1,623)	(2,571)	(2,237)
Net policyholder benefits and claims	$3,636	$3,903	$3,269

The amounts on the consolidated and combined balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2017				2016
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$647	$27	$12,851	$13,525	$1,152	$21	$13,474	$14,647
Liabilities
Policyholder account balances	$37,510	$273	$—	$37,783	$37,066	$460	$—	$37,526
Other policy-related balances	$1,311	$1,674	$—	$2,985	$1,368	$1,677	$—	$3,045
Other liabilities	$4,475	$32	$756	$5,263	$4,818	$12	$1,099	$5,929

Effective December 1, 2016, the Company terminated two agreements with an third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.
Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.6 billion and $2.0 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were less than $1 million and $1 million at December 31, 2017 and 2016, respectively.
Related Party Reinsurance Transactions
The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont (“MRV”), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.
Information regarding the significant effects of reinsurance with former MetLife affiliates included on the consolidated and combined statements of operations was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Premiums
Reinsurance assumed	$11	$34	$227
Reinsurance ceded	(537)	(766)	(687)
Net premiums	$(526)	$(732)	$(460)
Universal life and investment-type product policy fees
Reinsurance assumed	$96	$119	$132
Reinsurance ceded	(14)	(60)	(59)
Net universal life and investment-type product policy fees	$82	$59	$73
Other revenues
Reinsurance assumed	$27	$56	$—
Reinsurance ceded	44	320	130
Net other revenues	$71	$376	$130
Policyholder benefits and claims
Reinsurance assumed	$30	$86	$248
Reinsurance ceded	(420)	(757)	(678)
Net policyholder benefits and claims	$(390)	$(671)	$(430)

Information regarding the significant effects of reinsurance with former MetLife affiliates included on the consolidated and combined balance sheets was as follows at:

	December 31,
	2017		2016
	Assumed	Ceded	Assumed	Ceded
	(In millions)
Assets
Premiums, reinsurance and other receivables	$18	$3,410	$21	$4,020
Liabilities
Policyholder account balances	$—	$—	$460	$—
Other policy-related balances	$1,674	$—	$1,677	$—
Other liabilities	$30	$401	$10	$715

The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreement are included within policyholder account balances and were $0 and $460 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $110 million, ($27) million and ($34) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.
The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $2 million and $390 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($263) million, $62 million and $100 million for the years ended December 31, 2017, 2016 and 2015, respectively.
In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.
In January 2017, the Company executed a novation and assignment of reinsurance agreements under which MLIC reinsured certain variable annuities, including guaranteed minimum benefits, issued by BHNY and NELICO. As a result of the novation and assignment, the reinsurance agreements are now between Brighthouse Life Insurance Company, BHNY and NELICO. The transaction was treated as a termination of the existing reinsurance agreements with recognition of a loss and new reinsurance agreements with no recognition of a gain or loss. The transaction resulted in an increase in other liabilities of $274 million. The Company recognized a loss of $178 million, net of income tax, as a result of this transaction.

In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.
The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.6 billion and $3.2 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.
Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.4 billion and $1.7 billion at December 31, 2017 and 2016, respectively. There were no deposit liabilities on related party reinsurance at both December 31, 2017 and 2016.